Average Annual Total Returns - FidelityAdvisorStrategicIncomeFund-RetailPRO - FidelityAdvisorStrategicIncomeFund-RetailPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2023
Fidelity Strategic Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.14%)
Since Inception	1.49%
Fidelity Strategic Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.44%)
Since Inception	(0.14%)
Fidelity Strategic Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.56%)
Since Inception	0.54%
LB091
Average Annual Return:
Past 1 year	(12.99%)
Since Inception	0.52%	[1]
F0097
Average Annual Return:
Past 1 year	(11.68%)
Since Inception	0.80%	[1]

[1]	A From April 13, 2018